Aberdeen Investment Funds

Aberdeen Total Return Bond Fund

Aberdeen Global High Income Fund

Supplement dated July 1, 2016 to the Prospectus

dated February 29, 2016, as supplemented to date (the “Prospectus”)

Effective June 24, 2016, Steven Logan has been appointed as Head of Global High Yield and Lynn Chen has been appointed as Head of Total Return Bond. Steven and Lynn will succeed Greg Hopper and Don Quigley respectively.  Accordingly, the changes set forth below are made to the Prospectus.

The following replaces the Portfolio Manager table for the Aberdeen Total Return Bond Fund in the section entitled, “Summary — Aberdeen Total Return Bond Fund — Portfolio Manager” beginning on page 13 of the Prospectus:

Name	Title	Served on the Fund Since
Lynn Chen, CFA®	Head of Total Return Bond	2002*
Svetlin Krastev, CFA®	Investment Manager	2004*
Michael Waggaman	Investment Manager	2006*

*Includes predecessor adviser

The following replaces the Portfolio Manager table for the Aberdeen Global High Income Fund in the section entitled, “Summary — Aberdeen Global High Income Fund — Portfolio Manager” beginning on page 19 of the Prospectus:

Name	Title	Served on the Fund Since
Steven Logan	Head of Global High Yield	2016
Timothy Crawmer	Senior Investment Manager	2009*
Robert Friebel	Senior Investment Manager	2003*
Brendan Dillon	Senior Investment Manager	2015
Ben Pakenham	Senior Investment Manager	2016

*Includes predecessor adviser

The following replaces the information for the Aberdeen Total Return Bond Fund and Aberdeen Global High Income Fund in the section entitled, “Fund Management - Portfolio Management” beginning on page 42 of the Prospectus:

Aberdeen Total Return Bond Fund

The Aberdeen Total Return Bond Fund is managed by the North American Fixed Income Team. The team works in an open floor plan environment in an effort to foster communication among all members. The Adviser does not believe in having star managers, instead preferring to have both depth and experience within the team. Depth of team members allows the Adviser to perform the diligent research required by the Adviser’s process. The experience of senior managers provides the confidence needed to take a long-term view. The Team is jointly and primarily responsible for the day-to-day management of the Fund, with the following members having the most significant responsibility for the day-to-day management of the Fund:

Portfolio Manager	Funds

Lynn Chen, Head of Total Return Bond, CFA® (AAMI)

Lynn Chen is Head of Total Return Bond on the North American Fixed Income team. Lynn joined Aberdeen Asset Management Inc. in May 2013 following the acquisition of Artio Global Management. From 2002-2013, she held a role similar to a Senior Investment Manager with Artio Global Management’s Fixed Income Group. Prior to that, she was a Fixed Income Portfolio Manager at JP Morgan Fleming Asset Management and Chase Asset Management. Previously, she was a Junior Portfolio Manager at Nippon Life Americas. Lynn graduated with a BA from Beijing University and an MPA from Princeton University, Woodrow Wilson School of Public & International Affairs. She is a CFA Charterholder.

Aberdeen Total Return Bond Fund

Svetlin Krastev, Investment Manager, CFA® (AAMI)

Svetlin Krastev is an Investment Manager on the North American Fixed Income team responsible for managing the corporate bond sleeve of the Total Return Bond strategy. Svetlin joined Aberdeen in May 2013 following the acquisition of Artio Global Management. He held a similar role with Artio Global Management’s Fixed Income Group for nine years. Prior to that, he was a Credit Analyst at Lloyds TSB Bank PLC. Svetlin graduated with a BBA from European University, Brussels, Belgium and an MBA from the University of Notre Dame. He is a CFA charterholder.

Aberdeen Total Return Bond Fund

Michael Waggaman, Investment Manager, (AAMI)

Michael Waggaman is an Investment Manager on the North American Fixed Income team. Michael joined Aberdeen in May 2013 following the acquisition of Artio Global Management. From 2006-2013, he held a similar role with Artio Global Management’s Fixed Income Group. Prior to that, he was a Fixed Income Analyst at General Re — New England Asset Management. Michael graduated with a BA from the University of Chicago.

Aberdeen Total Return Bond Fund

Aberdeen Global High Income Fund

The Aberdeen Global High Income Fund is managed by the North American Fixed Income Team. The Fund’s investment team employs a fundamental, bottom-up investment process, which is characterized by intensive first-hand research that includes detailed evaluation of issuers and securities. The team works in an open floor plan environment in an effort to foster communication among all members. The Adviser does not believe in having star managers, instead preferring to have both depth and experience within the team. Depth of team members allows the Adviser to perform the diligent research required by the Adviser’s process. The experience of senior managers provides the confidence needed to take a long-term view. The Team is jointly and primarily responsible for the day-to-day management of the Fund, with the following members having the most significant responsibility for the day-to-day management of the Fund:

Portfolio Manager	Funds

Steven Logan, Head of Global High Yield, (AAMI)

Steven Logan is Head of Global High Yield and joined Aberdeen following the SWIP acquisition in April 2014. Steven joined SWIP in 2001 as an Investment Director and became Head of European High Yield in 2006. Steven joined SWIP from Standard Life Investments where he was a Credit Analyst and instrumental in the launch of their High Yield Bond Fund. Previously, Steven was part of the Leveraged Finance Team at Sumitomo Trust, working on some of Europe’s earliest High Yield Bond issues, leveraged loan and mezzanine transactions. Prior to this, Steven was with Hill Samuel Bank for seven years where he worked extensively in distressed debt workout situations. Steven has 25 years of credit market experience and he has been managing European High Yield portfolios for 15 years. Steven is an ACIB (Associate of the Chartered Institute of Bankers) and holds a BA (Hons) in Banking and Finance.

Aberdeen Global High Income Fund

Timothy Crawmer, Senior Investment Manager (AAMI)

Tim Crawmer is a Senior Investment Manager on the North American Fixed Income team, specifically the Global High Yield Team. Tim joined Aberdeen Asset Management Inc. in May 2013 following the acquisition of Artio Global Management. From 2009-2013, Tim held a similar role with Artio Global Management’s Fixed Income Group. Prior to Artio, he was a Corporate Bond / Credit Default Swap Trader with Bank of America and Merrill Lynch. Before his career in finance, Tim served as an E-6B Mercury Naval Flight Officer in the United States Navy. Tim

Aberdeen Global High Income Fund

graduated with a BS in Mechanical Engineering from the United States Naval Academy and an MBA and Masters from the University of California Los Angeles (UCLA) Anderson School of Management.

Robert Friebel, Portfolio Manager (AAMI)

Robert Friebel is a Senior Investment Manager on the North American Fixed Income team. Robert joined Aberdeen Asset Management Inc. in May 2013 following the acquisition of Artio Global Management. From 2003 – 2013, Robert held a similar role with Artio Global Management’s Fixed Income Group. Prior to that, he was a Corporate Finance Associate at Deutsche Bank Securities and a Quantitative Investment Manager at Bankers Trust Company. Robert graduated with a BS (Hons), from the Pennsylvania State University and an MBA from the University of Chicago Graduate School of Business.

Aberdeen Global High Income Fund

Brendan Dillon, Senior Investment Manager (AAMI)

Brendan Dillon is a Senior Investment Manager on the North American Fixed Income team, focusing primarily on US High Yield strategies. Brendan joined Aberdeen in 2006 from Gartmore Global Investments, where he was an Analyst/Trader on the Convertible Securities Team. Previously, Brendan worked for The Benchmark Group and Wachovia Securities as an investment banking analyst focusing on mergers and acquisitions. Brendan graduated with a BS in Business Administration from Bucknell University.

Aberdeen Global High Income Fund

Ben Pakenham, Senior Investment Manager (AAMI)

Ben Pakenham is a Senior Investment Manager on the Euro High Yield Team and concentrates on managing a number of high-yield portfolios. Ben joined Aberdeen in 2011 from Henderson Global Investors where he was the lead fund manager on the Extra Monthly Income Bond Fund and a named manager on various other credit portfolios including the High Yield Monthly Income Bond Fund. Previously, Ben worked for New Star Asset Management as a high yield analyst and assistant fund manager.

Aberdeen Global High Income Fund

Please retain this Supplement for future reference.

Aberdeen Investment Funds

Aberdeen Total Return Bond Fund

Aberdeen Global High Income Fund

Supplement dated July 1, 2016 to the Statement of Additional Information

dated February 29, 2016, as supplemented to date (the “SAI”)

The following replaces the table reflecting the portfolio managers’ ownership of shares of the Fund(s) he or she manages, in the section entitled, “INVESTMENT ADVISORY AND OTHER SERVICES — Portfolio Managers” on page 114 of the SAI:

Portfolio Manager	Portfolio	Dollar Range of Portfolio Shares Owned
Timothy Crawmer	Global High Income Fund	None
Robert Friebel	Global High Income Fund	$100,001 – $500,000
Brendan Dillon	Global High Income Fund	None
Steven Logan	Global High Income Fund	None*
Ben Pakenham	Global High Income Fund	None*
Lynn Chen	Total Return Bond Fund	$10,001 – $50,000
Svetlin Krastev	Total Return Bond Fund	None*
Michael Waggaman	Total Return Bond Fund	None*
Stephen Docherty	Select International Equity Fund	None
	Select International Equity Fund II	None
Bruce Stout	Select International Equity Fund	None
	Select International Equity Fund II	None
Jamie Cumming	Select International Equity Fund	None
	Select International Equity Fund II	None
Samantha Fitzpatrick	Select International Equity Fund	None
	Select International Equity Fund II	None
Martin Connaghan	Select International Equity Fund	None
	Select International Equity Fund II	None

*Information as of June 27, 2016

The following replaces the information with respect to the portfolio managers of the Aberdeen Total Return Bond Fund and Aberdeen Global High Income Fund in the table in Appendix A of the SAI under “OTHER MANAGED ACCOUNTS” beginning on page A-3:

Name of Portfolio Manager	Number of Other Accounts Managed by Each Portfolio Manager and Total Assets (in millions) by Category (as of October 31, 2015)

Aberdeen Asset Management Inc.

Timothy Crawmer Global High Income Fund	Registered Investment Companies: None Other Pooled Investment Vehicles: 4 accounts, $2,042.03 total assets

Name of Portfolio Manager	Number of Other Accounts Managed by Each Portfolio Manager and Total Assets (in millions) by Category (as of October 31, 2015)

Other Accounts: 1 accounts, $255.56 total assets

Robert Friebel Global High Income Fund	Registered Investment Companies: None Other Pooled Investment Vehicles: 4 accounts, $2,042.03 total assets Other Accounts: 1 accounts, $255.56 total assets

Brendan Dillon Global High Income Fund	Registered Investment Companies: None Other Pooled Investment Vehicles: 4 accounts, $2,042.03 total assets Other Accounts: 1 accounts, $255.56 total assets

Steven Logan Global High Income Fund	Registered Investment Companies: None Other Pooled Investment Vehicles: 11 accounts, $3,314.01 total assets Other Accounts: 4 accounts, $405.67 total assets*

Ben Pakenham Global High Income Fund	Registered Investment Companies: None Other Pooled Investment Vehicles: 11 accounts, $3,314.01 total assets Other Accounts: 4 accounts, $405.67 total assets*

Lynn Chen Total Return Bond Fund	Registered Investment Companies: None Other Pooled Investment Vehicles: 2 accounts, $302.93 total assets Other Accounts: 7 accounts, $2,779.84 total assets

Svetlin Krastev Total Return Bond Fund	Registered Investment Companies: None Other Pooled Investment Vehicles: 2 accounts, $300.40 total assets Other Accounts: 6 accounts, $2,245.80 total assets*

Michael Waggaman Total Return Bond Fund	Registered Investment Companies: None Other Pooled Investment Vehicles: 2 accounts, $300.40 total assets Other Accounts: 6 accounts, $2,245.80 total assets *

*The “Other Accounts Managed” represents the accounts managed by the teams of which the portfolio manager is a member. This information is as of March 31, 2016.

The following is added to the table entitled “Officers of the Funds,” under “BOARD OF DIRECTORS/TRUSTEES AND OFFICERS OF THE FUNDS” on page 101 of the SAI:

Eric Olsen* Aberdeen Asset Management Inc. 1735 Market Street, 32nd Floor, Philadelphia, PA 19103 45	Assistant Treasurer Officer of the Trust since 2016

Currently, Deputy Head of Fund Administration — US for Aberdeen Asset Management Inc. Mr. Olsen joined Aberdeen Asset Management Inc. in August 2013. Prior to joining Aberdeen Asset Management Inc., Mr. Olsen was a Director of Financial Reporting for BNY Mellon Asset Servicing, Inc. and had worked with BNY Mellon since 1998.

* Mr. Hendry, Mr. Cotton, Ms. Melia, Mr. O’Neill, Ms. Kennedy, Ms. Sitar, Mr. Goodson, Mr. Young, Mr. Olsen, and Ms. Nichols hold officer position(s) in one or more of the following: Aberdeen Asia-Pacific Income Fund, Inc., Aberdeen Australia Equity Fund, Inc., Aberdeen Global Income Fund, Inc., Aberdeen Chile Fund, Inc., Aberdeen Israel Fund, Inc., Aberdeen Indonesia Fund, Inc., Aberdeen Latin America Equity Fund, Inc., Aberdeen Emerging Markets Smaller Company Opportunities Fund, Inc., Aberdeen Singapore Fund, Inc., The Asia Tigers Fund, Inc., The India Fund, Inc., Aberdeen Greater China Fund, Inc., Aberdeen Funds, Aberdeen Japan Equity Fund, Inc., each of which may also be deemed to be a part of the same “Fund Complex” as the Funds.

Please retain this Supplement for future reference.